U.S. VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communications - 4.7%
Cable & Satellite - 1.5%
Charter Communications, Inc. - Class A (a)	204	$ 74,992
Comcast Corporation - Class A	2,037	75,715
Liberty Broadband Corporation - Series C (a)	898	77,830
		228,537
Entertainment Content - 0.6%
Fox Corporation - Class A	2,447	85,694

Internet Media & Services - 0.5%
Expedia Group, Inc. (a)	766	83,471

Publishing & Broadcasting - 0.9%
Nexstar Media Group, Inc.	430	79,937
TEGNA, Inc.	3,859	67,147
		147,084
Telecommunications - 1.2%
AT&T, Inc.	4,062	76,812
Lumen Technologies, Inc.	13,052	44,377
Verizon Communications, Inc.	1,886	73,196
		194,385
Consumer Discretionary - 15.7%
Apparel & Textile Products - 1.8%
Capri Holdings Ltd. (a)	1,237	61,318
Crocs, Inc. (a)	620	75,460
PVH Corporation	942	75,586
Tapestry, Inc.	1,829	79,580
		291,944
Automotive - 2.5%
BorgWarner, Inc.	1,767	88,846
Ford Motor Company	5,870	70,851
General Motors Company	2,056	79,649
Harley-Davidson, Inc.	1,731	82,309
Lear Corporation	574	80,159
		401,814

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 15.7% (Continued)
E-Commerce Discretionary - 0.5%
eBay, Inc.	1,698	$ 77,938

Home & Office Products - 0.9%
Newell Brands, Inc.	5,207	76,491
Whirlpool Corporation	512	70,646
		147,137
Home Construction - 2.5%
D.R. Horton, Inc.	825	76,296
Lennar Corporation - Class A	794	76,812
Mohawk Industries, Inc. (a)	662	68,087
PulteGroup, Inc.	1,568	85,722
Toll Brothers, Inc.	1,408	84,395
		391,312
Leisure Facilities & Services - 1.0%
Boyd Gaming Corporation	1,351	87,990
Penn Entertainment, Inc. (a)	2,424	74,005
		161,995
Leisure Products - 1.1%
Brunswick Corporation	991	86,633
Polaris, Inc.	735	83,606
		170,239
Retail - Discretionary - 5.4%
Academy Sports & Outdoors, Inc.	1,424	84,230
AutoNation, Inc. (a)	679	92,690
Avis Budget Group, Inc. (a)	417	91,598
Builders FirstSource, Inc. (a)	1,123	95,208
Dick's Sporting Goods, Inc.	612	78,722
Hertz Global Holdings, Inc. (a)	4,610	85,331
Lithia Motors, Inc.	334	85,230
Macy's, Inc.	3,465	70,894
Penske Automotive Group, Inc.	651	93,842
Williams-Sonoma, Inc.	612	76,451
		854,196

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Staples - 2.8%
Food - 0.9%
Darling Ingredients, Inc. (a)	1,180	$ 74,658
Tyson Foods, Inc. - Class A	1,216	72,036
		146,694
Retail - Consumer Staples - 0.9%
Albertsons Companies, Inc. - Class A	3,674	73,039
Walgreens Boots Alliance, Inc.	2,150	76,391
		149,430
Tobacco & Cannabis - 0.5%
Altria Group, Inc.	1,736	80,602

Wholesale - Consumer Staples - 0.5%
Bunge Ltd.	784	74,872

Energy - 16.5%
Oil & Gas Producers - 16.5%
Antero Resources Corporation (a)	2,632	68,958
APA Corporation	1,738	66,704
Chesapeake Energy Corporation	861	69,577
Chord Energy Corporation	585	78,753
Civitas Resources, Inc.	1,344	94,308
ConocoPhillips	655	67,694
Coterra Energy, Inc.	3,106	77,557
DCP Midstream, L.P.	1,878	78,463
Devon Energy Corporation	1,231	66,376
Diamondback Energy, Inc.	542	76,194
Energy Transfer, L.P.	6,237	78,960
Enterprise Products Partners, L.P.	3,072	78,428
EOG Resources, Inc.	605	68,377
EQT Corporation	2,256	74,854
Exxon Mobil Corporation	697	76,607
HF Sinclair Corporation	1,512	75,177
Magnolia Oil & Gas Corporation - Class A	3,319	72,520
Marathon Oil Corporation	2,878	72,382
Marathon Petroleum Corporation	652	80,587
Matador Resources Company	1,315	70,734

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 16.5% (Continued)
Oil & Gas Producers - 16.5% (Continued)
MPLX, L.P.	2,309	$ 79,961
Murphy Oil Corporation	1,882	73,436
New Fortress Energy, Inc.	1,964	64,792
Occidental Petroleum Corporation	1,200	70,272
Ovintiv, Inc.	1,549	66,251
PBF Energy, Inc. - Class A	1,968	86,021
PDC Energy, Inc.	1,192	79,995
Phillips 66, L.P.	767	78,664
Pioneer Natural Resources Company	330	66,135
Plains All American Pipeline, L.P.	6,509	86,244
Range Resources Corporation	3,079	82,948
SM Energy Company	2,384	70,352
Southwestern Energy Company (a)	13,139	69,637
Valero Energy Corporation	583	76,799
Western Midstream Partners, L.P.	2,778	72,256
		2,616,973
Financials - 34.3%
Asset Management - 2.5%
Affiliated Managers Group, Inc.	465	74,126
Apollo Global Management, Inc.	1,152	81,677
Carlyle Group, Inc. (The)	2,364	81,322
Owl Rock Capital Corporation	6,092	83,460
Stifel Financial Corporation	1,260	84,205
		404,790
Banking - 16.1%
Bank of America Corporation	2,286	78,410
Bank OZK	1,869	86,030
Cadence Bank	3,052	81,061
Citigroup, Inc.	1,606	81,408
Citizens Financial Group, Inc.	1,885	78,718
Comerica, Inc.	1,144	80,194
Credicorp Ltd.	532	67,787
East West Bancorp, Inc.	1,142	87,031
Fifth Third Bancorp	2,258	81,965
First Citizens BancShares, Inc. - Class A	97	71,175

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 34.3% (Continued)
Banking - 16.1% (Continued)
FNB Corporation	5,887	$ 84,007
Hancock Whitney Corporation	1,539	75,596
Huntington Bancshares, Inc.	5,380	82,422
KeyCorp	4,297	78,592
M&T Bank Corporation	527	81,838
New York Community Bancorp, Inc.	8,342	74,077
Old National Bancorp	4,206	74,320
Pinnacle Financial Partners, Inc.	1,055	78,165
PNC Financial Services Group, Inc. (The)	468	73,907
Popular, Inc.	1,152	82,253
Regions Financial Corporation	3,525	82,203
Signature Bank	674	77,544
SouthState Corporation	960	77,453
Synovus Financial Corporation	1,983	82,909
Truist Financial Corporation	1,671	78,453
US Bancorp	1,657	79,089
Valley National Bancorp	6,963	80,632
Webster Financial Corporation	1,624	86,266
Wells Fargo & Company	1,841	86,104
Western Alliance Bancorp	1,213	90,052
Wintrust Financial Corporation	904	83,286
Zions Bancorporation N.A.	1,532	77,550
		2,560,497
Institutional Financial Services - 2.0%
Bank of New York Mellon Corporation (The)	1,638	83,341
Goldman Sachs Group, Inc. (The)	214	75,253
Jefferies Financial Group, Inc.	1,951	73,728
State Street Corporation	957	84,868
		317,190
Insurance - 6.7%
American International Group, Inc.	1,238	75,654
Assurant, Inc.	626	79,746
Axis Capital Holdings Ltd.	1,400	85,008
Equitable Holdings, Inc.	2,575	80,907
Everest Re Group Ltd.	225	86,393

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Financials - 34.3% (Continued)
Insurance - 6.7% (Continued)
Hartford Financial Services Group, Inc. (The)	1,034	$ 80,942
Lincoln National Corporation	2,500	79,300
MetLife, Inc.	1,105	79,262
Prudential Financial, Inc.	791	79,100
Reinsurance Group of America, Inc.	548	79,170
RenaissanceRe Holdings Ltd.	403	86,604
Unum Group	1,915	85,313
Voya Financial, Inc.	1,159	86,334
		1,063,733
Specialty Finance - 7.0%
AerCap Holdings N.V. (a)	1,246	77,800
AGNC Investment Corporation	6,988	75,960
Air Lease Corporation	1,817	78,640
Ally Financial, Inc.	2,916	87,625
Annaly Capital Management, Inc.	3,469	71,739
Capital One Financial Corporation	780	85,082
Credit Acceptance Corporation (a)	189	83,980
Discover Financial Services	744	83,328
Essent Group Ltd.	1,967	84,483
Fidelity National Financial, Inc.	1,915	76,332
First American Financial Corporation	1,343	76,256
SLM Corporation	4,586	65,947
Starwood Property Trust, Inc.	3,946	75,605
Synchrony Financial	2,348	83,847
		1,106,624
Health Care - 2.4%
Biotech & Pharma - 1.8%
Bristol-Myers Squibb Company	1,101	75,925
Jazz Pharmaceuticals plc (a)	499	70,060
Organon & Company	2,511	61,494
Viatris, Inc.	6,761	77,076
		284,555
Health Care Facilities & Services - 0.6%
Tenet Healthcare Corporation (a)	1,542	90,253

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 5.7%
Commercial Support Services - 0.5%
H&R Block, Inc.	2,098	$ 77,206

Electrical Equipment - 0.6%
Atkore, Inc. (a)	633	92,431

Industrial Support Services - 1.2%
United Rentals, Inc.	201	94,175
WESCO International, Inc. (a)	576	95,374
		189,549
Transportation & Logistics - 3.4%
Alaska Air Group, Inc. (a)	1,595	76,289
American Airlines Group, Inc. (a)	4,685	74,866
Atlas Corporation	5,143	78,996
Delta Air Lines, Inc. (a)	1,990	76,297
Ryder System, Inc.	872	85,377
Southwest Airlines Company	2,132	71,593
United Airlines Holdings, Inc. (a)	1,537	79,863
		543,281
Materials - 7.6%
Chemicals - 4.6%
Albemarle Corporation	324	82,396
Celanese Corporation	649	75,433
CF Industries Holdings, Inc.	913	78,418
Chemours Company (The)	2,370	81,007
Eastman Chemical Company	863	73,528
LyondellBasell Industries N.V. - Class A	841	80,728
Mosaic Company (The)	1,678	89,253
Olin Corporation	1,388	80,157
Westlake Corporation	689	82,087
		723,007
Construction Materials - 0.5%
Owens Corning	862	84,295

Containers & Packaging - 1.5%
Berry Global Group, Inc.	1,276	79,240

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Materials - 7.6% (Continued)
Containers & Packaging - 1.5% (Continued)
Graphic Packaging Holding Company	3,495	$ 83,180
WestRock Company	2,109	66,223
		228,643
Steel - 1.0%
Commercial Metals Company	1,410	72,968
Steel Dynamics, Inc.	715	90,168
		163,136
Real Estate - 0.9%
Real Estate Services - 0.5%
Jones Lang LaSalle, Inc. (a)	451	78,681

REITs - 0.4%
Medical Properties Trust, Inc.	6,063	62,449

Technology - 7.0%
Semiconductors - 1.5%
Amkor Technology, Inc.	2,623	67,568
Coherent Corporation (a)	1,942	83,758
Skyworks Solutions, Inc.	779	86,914
		238,240
Technology Hardware - 4.1%
Arrow Electronics, Inc. (a)	702	82,829
Dell Technologies, Inc. - Class C	1,974	80,223
Flex Ltd. (a)	3,361	76,496
Hewlett Packard Enterprise Company	4,830	75,396
HP, Inc.	2,762	81,534
Jabil, Inc.	1,037	86,102
Super Micro Computer, Inc. (a)	979	95,913
TD SYNNEX Corporation	721	69,591
		648,084
Technology Services - 1.4%
DXC Technology Company (a)	2,736	75,897
Global Payments, Inc.	727	81,570
Western Union Company (The)	5,388	69,828
		227,295

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Utilities - 1.4%
Electric Utilities - 1.0%
NRG Energy, Inc.	2,417	$ 79,253
Vistra Corporation	3,473	76,371
		155,624
Gas & Water Utilities - 0.4%
National Fuel Gas Company	1,277	73,147

Investments at Value - 99.0% (Cost $15,356,578)		$ 15,717,027

Other Assets in Excess of Liabilities - 1.0%		160,672

Net Assets - 100.0%		$ 15,877,699

N.A.	- National Association
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.